OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2014 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-22691

The First Western Funds Trust

 (Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244

 Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 587-3400

Date of fiscal year end:         August 31, 2013

Date of reporting period:       February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

FUNDS TRUST First Western Fixed Income Fund Semi-Annual Report February 28, 2013 (Unaudited)

The First Western Funds Trust

To our Shareholders,

We are delighted to present to you our first semi-annual report for the First Western Fixed Income Fund (the “Fund”).  Although the Fund has only been in existence for a short period of time, we are happy to see the Fund grow substantially in its first few months and strive to achieve its objective of total return by investing primarily in a diversified portfolio of investment grade fixed income securities.

The Fund’s investment adviser, First Western Capital Management Company (the “Adviser”), attempts to maximize the Fund’s total return by actively managing the Fund’s average maturity, sector weightings, and specific security holdings.  In constructing the portfolio, the Adviser applies a disciplined approach to constructing and managing your Fund’s investment portfolio.

Despite uncertainty created from budget negotiations, particularly the sequester and continuing resolution, domestic fixed income markets experienced a few months of relative calm.  Benchmark Treasury yields moved higher during much of the quarter as U.S. economic data illustrated noticeable improvement in both housing and employment.  Unfortunately, troubles in Cyprus prompted investors to shed some risk, primarily in global financial securities, in favor of safe-haven assets.  Thus, the yield on the ten-year Treasury moved back below 2% and ended the calendar quarter only modestly above its year-end level.

The Fund was very well-positioned for this environment.  With its duration well below that of its index, the Barclays Aggregate Bond Index (the “Index”), the portfolio maintains less risk in a higher rate environment.  In addition, the Fund’s overweight in corporate bonds has continued to add value.  While yield spreads on corporate bonds were only modestly tighter, higher yielding bonds displayed significantly better performance than their lower-yielding brethren.  The Adviser continues to focus and find value in the intermediate maturities in which the steepness of the yield curve should help performance in the quarters ahead.  The Fund’s large underweight in U.S. Treasuries insulated the portfolio as rates moved higher, while its moderate overweight in seasoned, well-structured mortgage-backed securities proved beneficial on a risk-adjusted basis.

As the semi-annual period came to a close, the Fund was able to generate a positive return of 0.66%, which was well ahead of the Index’s return of -0.19% over the same period.  We will continue to strive to achieve this superior performance and very much appreciate your support of the Fund.

Warren J. Olsen	Barry P. Julien
Chairman and CEO	Portfolio Manager
First Western Funds Trust	First Western Fixed Income Fund

April 15, 2013

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  For performance information current to the most recent month-end please call 1-800-292-6775.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-800-292-6775 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The First Western Fixed Income Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

FIRST WESTERN FIXED INCOME FUND
PORTFOLIO INFORMATION
February 28, 2013 (Unaudited)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Countrywide Home Loans, Inc., Series 2003-J10-2A1, 5.000%, due 11/01/18	2.8%
U.S. Treasury Notes, 8.125%, due 08/15/19	2.6%
U.S. Treasury Bonds, 6.250%, due 08/15/23	2.3%
FNMA, Series 2009-96-DB, 4.00%, due 11/01/29	1.8%
FHLMC, Series 3037-ND, 5.000%, due 01/01/34	1.6%
Wells Fargo Mortgage-Backed Securities, Series 2003-16-3A1, 4.750%, due 12/01/18	1.5%
FNMA, Series 2005-29-QD, 5.000%, due 08/01/33	1.4%
Jabil Circuit, Inc., 8.250%, due 03/15/18	1.4%
Federal Home Loan Bank, 5.375%, due 05/15/19	1.4%
Federal Agricultural Mortgage Corporation, 2.000%, due 07/27/16	1.3%

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS - 7.7%	Maturity	Coupon	Par Value	Value
U.S. Treasury Notes	08/15/15	4.250%	$180,000	$197,395
U.S. Treasury Notes	05/15/16	5.125%	250,000	287,520
U.S. Treasury Notes	11/15/16	7.500%	100,000	125,672
U.S. Treasury STRIPs	11/15/16	0.000%	250,000	245,090
U.S. Treasury Notes	02/28/17	3.000%	350,000	383,797
U.S. Treasury Notes	08/15/19	8.125%	825,000	1,189,869
U.S. Treasury Bonds	08/15/23	6.250%	725,000	1,025,988
Total U.S. Treasury Obligations (Cost $3,183,336)				$3,455,331

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.8%	Maturity	Coupon	Par Value	Value
Federal Agricultural Mortgage Corporation - 1.3%
Federal Agricultural Mortgage Corporation	07/27/16	2.000%	$584,000	$610,348

Federal Farm Credit Bank - 0.7%
Federal Farm Credit Bank	11/15/19	5.150%	250,000	311,181

Federal Home Loan Bank - 3.6%
Federal Home Loan Bank	05/15/19	5.375%	500,000	625,650
Federal Home Loan Bank	10/24/22	2.125%	430,000	427,963
Federal Home Loan Bank	12/21/22	2.250%	550,000	562,698
				1,616,311
Federal National Mortgage Association - 1.2%
Federal National Mortgage Association	02/21/19	1.750%	525,000	528,002

Total U.S. Government Agency Obligations (Cost $2,941,603)				$3,065,842

MORTGAGE-BACKED SECURITIES - 39.7%	Maturity	Coupon	Par Value	Value
Corporate - 10.7%
Banc of America Mortgage Securities, Inc.,
Series 2003-4	06/01/33	5.500%	$40,860	$41,143
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6-6A1 (a)	07/25/36	0.451%	99,565	96,786
Countrywide Home Loans, Inc.,
Series 2002-25-2A1	11/01/17	5.500%	64,023	66,358

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.7% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 10.7% (Continued)
Countrywide Home Loans, Inc.,
Series 2003-J7-1A2	08/01/33	5.250%	$243,441	$253,056
Countrywide Home Loans, Inc.,
Series 2003-J10-2A1	11/01/18	5.000%	1,232,923	1,258,401
CS First Boston Mortgage Securities Company,
Series 2002-AR31-4A2 (a)	11/01/32	3.108%	500,000	483,109
CS First Boston Mortgage Securities Company,
Series 2003-11-1A31	06/01/33	5.500%	339,854	349,832
Impac CMB Trust,
Series 2005-4-2A1 (a)	05/25/35	0.501%	198,509	195,760
Impac Secured Assets Corporation,
Series 2003-3-A1 (a)	08/01/32	4.200%	242,970	249,667
Master Asset Securitization Trust,
Series 2003-5-1	06/01/33	5.500%	22,731	23,817
Master Asset Securitization Trust,
Series 2003-8-1	09/01/33	5.500%	109,057	113,414
Residential Funding Mortgage Security I, Inc.,
Series 2004-S4-2A6	04/01/19	4.500%	91,343	94,387
Residential Funding Mortgage Security I, Inc.,
Series 2004-S9-1A15	12/01/34	5.500%	39,000	39,052
Structured Asset Securities Corporation,
Series 1998-11-2B1 (a)	01/01/32	2.438%	184,334	168,539
Structured Asset Securities Corporation,
Series 1998-11-2B2 (a)	01/01/32	2.438%	153,084	139,792
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-S3-3A1	05/01/33	5.500%	514,416	547,730
Wells Fargo Mortgage-Backed Securities,
Series 2003-16-3A1	12/01/18	4.750%	660,021	680,449
Wells Fargo Mortgage-Backed Securities,
Series 2003-G-A1	06/01/33	4.100%	19,849	20,097
				4,821,389
Federal Home Loan Bank - 0.1%
FHLB, Series SK-2015-1	08/18/15	5.140%	26,292	27,937

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.7% (Continued)	Maturity	Coupon	Par Value	Value
Federal Home Loan Mortgage Corporation - 15.8%
FHLMC, Series 2882-UJ	08/01/19	4.500%	$161,840	$167,185
FHLMC, Series 2999-ND	07/01/20	4.500%	192,000	206,682
FHLMC, Series 2515-UP	10/01/22	5.500%	354,579	392,147
FHLMC, Series 2574-JN	12/01/22	4.500%	36,595	37,769
FHLMC, Series 2690-TV	11/01/25	4.500%	181,790	198,381
FHLMC, Series 3827-HA	11/01/25	3.500%	202,955	220,596
FHLMC, Series 3817-QA	03/01/26	4.000%	470,613	500,429
FHLMC, Series 4011-ML	03/01/27	3.000%	500,000	527,713
FHLMC, Series 3096-LC	11/01/31	5.000%	10,961	10,961
FHLMC, Series 2694-QH	03/01/32	4.500%	98,522	100,504
FHLMC, Series 2750-NE	04/01/32	5.000%	176,149	179,600
FHLMC, Series 2700-PG	05/01/32	4.500%	251,318	259,112
FHLMC, Series 2733-TD	11/01/32	5.000%	28,423	28,993
FHLMC, Series 2760-PD	12/01/32	5.000%	209,217	215,080
FHLMC, Series 2797-PG	01/01/33	5.500%	198,934	204,662
FHLMC, Series 2943-HE	03/01/33	5.000%	42,252	42,752
FHLMC, Series 2928-NE	04/01/33	5.000%	360,589	365,059
FHLMC, Series 2889-OG	05/01/33	5.000%	335,680	342,728
FHLMC, Series 2911-UE	06/01/33	5.000%	381,284	390,177
FHLMC, Series 3793-UA	06/01/33	4.000%	345,177	360,870
FHLMC, Series 2869-BG	07/01/33	5.000%	143,238	147,440
FHLMC, Series 2874-LD	08/01/33	5.000%	312,078	321,109
FHLMC, Series 2785-GD	10/01/33	4.500%	48,742	51,870
FHLMC, Series 3037-ND	01/01/34	5.000%	677,139	697,710
FHLMC, Series 3210-PC	04/01/34	6.000%	96,298	98,226
FHLMC, Series 3456-NA	10/01/34	5.250%	6,006	6,007
FHLMC, Series 3017-MK	12/01/34	5.000%	70,114	73,819
FHLMC, Series 4011-NP	07/01/39	3.000%	259,582	263,297
FHLMC, Series 3843-JA	04/01/40	4.000%	374,437	390,775
FHLMC, Series 4017-MA	03/01/41	3.000%	271,500	274,969
				7,076,622
Federal National Mortgage Association - 9.1%
FNMA, Series 2003-89-LC	09/01/18	4.500%	147,587	157,281
FNMA, Series 2002-97-EL	07/01/22	5.000%	9,738	9,773
FNMA, Series 2003-83-PG	06/01/23	5.000%	105,776	113,005
FNMA, Series 2010-86-V	05/01/28	4.000%	449,908	473,171
FNMA, Series 2005-80-BA	04/01/29	5.000%	145,482	162,754
FNMA, Series 2009-96-DB	11/01/29	4.000%	750,000	812,223
FNMA, Series 2003-69-GJ	12/01/31	3.500%	23,848	24,097

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.7% (Continued)	Maturity	Coupon	Par Value	Value
Federal National Mortgage Association - 9.1% (Continued)
FNMA, Series 2004-8-GD	10/01/32	4.500%	$140,164	$144,324
FNMA, Series 2005-29-QD	08/01/33	5.000%	630,829	648,075
FNMA, Series 2005-1-HE	09/01/33	5.000%	357,121	367,964
FNMA, Series 2005-86-WD	03/01/34	5.000%	295,000	304,856
FNMA, Series 2011-129-MA	01/01/38	4.000%	130,244	131,509
FNMA, Pool #MA0584	10/01/40	4.500%	331,529	345,422
FNMA, Series 2011-100-QM	10/01/50	4.000%	386,751	403,884
				4,098,338
Government National Mortgage Association - 3.2%
GNMA, Series 2005-25-VB	01/01/24	5.000%	295,858	302,001
GNMA, Series 2001-65-PH	11/01/28	6.000%	48,177	48,336
GNMA, Series 2009-104-KA	08/01/39	4.500%	312,159	333,477
GNMA, Series 2011-159-EA	10/01/40	4.000%	181,254	186,078
GNMA, Series 2011-138-PX	06/01/41	4.000%	555,454	580,861
				1,450,753
Small Business Administration - 0.8%
SBA, Series 2009-20A-1	01/01/29	5.720%	296,979	346,162

Total Mortgage-Backed Securities (Cost $17,757,600)				$17,821,201

MUNICIPAL BONDS - 2.6%	Maturity	Coupon	Par Value	Value
Florida State Department of Environmental Protection, Series B, Preservation Revenue,	07/01/21	6.026%	$250,000	$292,695
Honolulu City & County, Hawaii, Series G, General Obligation,	11/01/20	2.212%	495,000	507,593
Irvine, California, Unified School District, Special Tax, Revenue,	09/01/17	5.395%	155,000	163,974
Puerto Rico Infrastructure Financing Authority, Port Authority Project, Series A, Revenue,	06/15/13	2.990%	200,000	199,998

Total Municipal Bonds (Cost $1,113,199)				$1,164,260

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 0.2%	Maturity	Coupon	Par Value	Value
Vanderbilt Mortgage Finance Company, Series 2002-B-A4 (Cost $112,470)	02/01/26	5.840%	$109,601	$112,937

CORPORATE BONDS - 39.4%	Maturity	Coupon	Par Value	Value
Consumer Discretionary - 4.1%
AutoZone, Inc.	11/15/20	4.000%	$450,000	$482,683
NBCUniversal Media, LLC	04/01/21	4.375%	405,000	456,154
SABMiller Holdings, Inc.	01/15/17	2.450%	400,000	417,234
Starwood Hotels & Resorts Worldwide, Inc.	02/15/23	3.125%	500,000	493,087
				1,849,158
Consumer Staples - 1.2%
Altria Group, Inc.	05/05/21	4.750%	475,000	533,405

Energy - 4.4%
Boardwalk Pipelines, LLC	09/15/19	5.750%	415,000	467,982
Kinder Morgan Energy Partners, L.P.	09/01/22	3.950%	475,000	503,781
Southwest Gas Corporation	04/01/22	3.875%	510,000	553,098
Williams Partners, L.P.	11/15/21	4.000%	455,000	477,551
				2,002,412
Financials - 10.0%
Aviation Capital Group Corporation	01/31/18	4.625%	445,000	451,927
Citigroup, Inc.	08/09/20	5.375%	500,000	586,964
Discover Bank	02/21/18	2.000%	450,000	451,440
Fairfax Financial Holdings Ltd.	05/15/21	5.800%	450,000	477,342
Fidelity National Financial, Inc.	05/15/17	6.600%	500,000	568,264
General Electric Capital Corporation	01/07/21	4.625%	535,000	604,963
International Lease Finance Corporation	09/01/18	7.125%	290,000	338,938
Morgan Stanley	07/24/20	5.500%	500,000	573,398
Nasdaq OMX Group, Inc. (The)	01/16/18	5.250%	400,000	435,294
				4,488,530
Health Care - 2.0%
Kaiser Foundation Hospitals, Inc.	04/01/22	3.500%	475,000	494,194
Zimmer Holdings, Inc.	11/30/21	3.375%	380,000	389,227
				883,421
Industrials - 5.3%
Ford Motor Credit Company, LLC	12/15/16	8.000%	350,000	419,410
Penske Truck Leasing Company, L.P.	03/15/18	3.375%	450,000	468,450
Republic Services, Inc.	03/01/20	5.000%	450,000	517,433
Ryder Systems, Inc.	03/01/18	2.500%	400,000	410,398

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.4% (Continued)	Maturity	Coupon	Par Value	Value
Industrials - 5.3% (Continued)
United Airlines, Inc. Pass-Through Certificates, Series 2009-1	11/01/16	10.400%	$476,823	$550,730
				2,366,421
Information Technology - 3.6%
Amphenol Corporation	02/01/22	4.000%	450,000	471,547
Arrow Electronics, Inc.	04/01/20	6.000%	440,000	493,497
Jabil Circuit, Inc.	03/15/18	8.250%	530,000	637,325
				1,602,369
Materials - 1.9%
RPM International, Inc.	11/15/22	3.450%	485,000	476,803
Westlake Chemical Corporation	07/15/22	3.600%	400,000	404,406
				881,209
Real Estate - 2.5%
Kilroy Realty, L.P.	06/01/20	6.625%	475,000	576,682
WEA Finance, LLC	10/01/16	5.700%	470,000	535,797
				1,112,479
Telecommunication Services - 2.2%
American Tower Corporation	01/15/18	4.500%	450,000	495,667
Crown Castle Towers, LLC	08/15/20	4.883%	455,000	519,015
				1,014,682
Utilities - 2.2%
Exelon Generation Company, LLC	10/01/17	6.200%	450,000	529,983
PPL Energy Supply, LLC	12/15/21	4.600%	425,000	449,568
				979,551

Total Corporate Bonds (Cost $17,033,830)				$17,713,637

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b) (Cost $2,202,077)	2,202,077	$2,202,077

Total Investments at Value - 101.3% (Cost $44,344,115)		$45,535,285

Liabilities in Excess of Other Assets - (1.3%)		(595,252)

Net Assets - 100.0%		$44,940,033

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2013.
(b)	The rate shown is the 7-day effective yield as of February 28, 2013.

See accompanying notes to financial statements.

First Western Fixed Income Fund
Statement of Assets and Liabilities
February 28, 2013 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$44,344,115
At value (Note 2)	$45,535,285
Dividends and interest receivable	338,040
Receivable for capital shares sold	30,000
Receivable for investment securities sold	2,481,320
Receivable from Adviser (Note 4)	9,159
Deferred offering costs (Note 1)	15,531
Other assets	15,441
TOTAL ASSETS	48,424,776

LIABILITIES
Dividends payable	16,770
Payable for capital shares redeemed	30,090
Payable for investment securities purchased	3,411,437
Payable to administrator (Note 4)	6,900
Other accrued expenses	19,546
TOTAL LIABILITIES	3,484,743

NET ASSETS	$44,940,033

Net assets consist of:
Paid-in capital	$43,513,686
Distributions in excess of net investment income	(138,853)
Accumulated net realized gains from security transactions	374,030
Net unrealized appreciation on investments	1,191,170
NET ASSETS	$44,940,033

Shares of beneficial interest outstanding (unlimited number of shares
authorized, no par value)	4,505,704

Net asset value, offering price and redemption price per share (Note 2)	$9.97

See accompanying notes to financial statements.

First Western Fixed Income Fund
Statement of Operations
For the Period Ended February 28, 2013 (a) (Unaudited)

INVESTMENT INCOME
Dividends	$113
Interest	343,398
TOTAL INVESTMENT INCOME	343,511

EXPENSES
Investment advisory fees (Note 4)	67,931
Trustees' fees and expenses	15,769
Administration fees (Note 4)	13,610
Organization expense (Note 1)	11,889
Fund accounting fees (Note 4)	9,359
Registration and filing fees	8,994
Custodian and bank service fees	8,516
Pricing costs	7,579
Professional fees	7,478
Offering costs (Note 1)	7,443
Insurance expense	5,743
Transfer agent fees (Note 4)	4,250
Postage and supplies	3,849
Reports to shareholders	1,196
Other expenses	1,606
TOTAL EXPENSES	175,212
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(93,694)
NET EXPENSES	81,518

NET INVESTMENT INCOME	261,993

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
Net realized gains from security transactions	374,030
Net change in unrealized appreciation/depreciation on investments	(340,672)
NET REALIZED AND UNREALIZED GAINS ON
INVESTMENTS	33,358

NET INCREASE IN NET ASSETS FROM OPERATIONS	$295,351

(a)	Represents the period from the commencement of operations (November 1, 2012) through February 28, 2013.

See accompanying notes to financial statements.

First Western Fixed Income Fund
Statement of Changes in Net Assets
Period
Ended
February 28,
2013 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$261,993
Net realized gains from security transactions	374,030
Net change in unrealized appreciation/depreciation on investments	(340,672)
Net increase in net assets from operations	295,351

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(400,846)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	49,072,455
Reinvestment of distributions to shareholders	345,088
Payments for shares redeemed	(4,472,015)
Net increase in net assets from capital share transactions	44,945,528

TOTAL INCREASE IN NET ASSETS	44,840,033

NET ASSETS
Beginning of period	100,000
End of period	$44,940,033

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(138,853)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	4,908,217
Shares issued in reinvestment of distributions to shareholders	34,586
Shares redeemed	(447,099)
Net increase in shares outstanding	4,495,704
Shares outstanding, beginning of period	10,000
Shares outstanding, end of period	4,505,704

(a)	Represents the period from the commencement of operations (November 1, 2012) through February 28, 2013.

See accompanying notes to financial statements.

First Western Fixed Income Fund
Financial Highlights
Per share data for a share outstanding throughout the period:
	Period
	Ended
	February 28,
	2013 (a)
	(Unaudited)

Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.06
Net realized and unrealized gains on investments	0.01
Total from investment operations	0.07

Less distributions:
From net investment income		(0.10)

Net asset value at end of period	$9.97

Total return (b)	0.66%	(c)

Net assets at end of period (000's)	$44,940

Ratio of total expenses to average net assets (d)	1.29%	(e)

Ratio of net expenses to average net assets	0.60%	(e)

Ratio of net investment income to average net assets (d)	1.92%	(e)

Portfolio turnover rate	162%	(c)

(a)	Represents the period from the commencement of operations (November 1, 2012) through February 28, 2013.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions and expense reimbursements by the Adviser (Note 4).

(e) Annualized.

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2013 (Unaudited)

1.  Organization

First Western Fixed Income Fund (the “Fund”) is a diversified series of The First Western Funds Trust (the “Trust”), an open-end investment management company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012.  On August 21, 2012, 10,000 shares of the Fund were issued for cash, at $10.00 per share to First Western Capital Management Company (the “Adviser”), the investment adviser to the Fund.  All costs prior to August 21, 2012 incurred by the Fund in connection with its organization and offering of shares ($30,809) were advanced by the Adviser and are subject to repayment by the Fund as described in Note 4.  Organization costs are charged to expenses as incurred.  Offering costs incurred by the Fund are treated as deferred charges and are amortized over the Fund’s first year of operations using the straight line method.  The Fund commenced operations on November 1, 2012.

The investment objective of the Fund is total return.

2.  Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by the Adviser, under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board.  Short-term debt securities having remaining maturities of sixty days or less at the time of purchase are stated at amortized cost, which approximates market value.  Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities
•           Level 2 – other significant observable inputs
•           Level 3 – significant unobservable inputs

FIRST WESTERN FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

For example, fixed income securities held by the Fund are classified as Level 2 since values are provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$3,455,331	$-	$3,455,331
U.S. Government Agency Obligations	-	3,065,842	-	3,065,842
Mortgage-Backed Securities	-	17,821,201	-	17,821,201
Municipal Bonds	-	1,164,260	-	1,164,260
Asset-Backed Securities	-	112,937	-	112,937
Corporate Bonds	-	17,713,637	-	17,713,637
Money Market Funds	2,202,077	-	-	2,202,077
Total	$2,202,077	$43,333,208	$-	$45,535,285

As of February 28, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.  Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Security transactions – Security transactions are accounted for on the trade date.  Gains and losses on securities sold are determined on a specific identification basis.

FIRST WESTERN FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to sharesholders during the period ended February 28, 2013 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2013:

Tax cost of portfolio investments	$44,344,115
Gross unrealized appreciation	$1,362,364
Gross unrealized depreciation	(171,194)
Net unrealized appreciation on investments	1,191,170
Accumulated ordinary income	17,188
Other gains	234,759
Other temporary differences	(16,770)
Accumulated earnings	$1,426,347

During the period ended February 28, 2013, the Fund received securities resulting from in-kind subscriptions with unrealized appreciation of $1,531,842.  The Fund reclassified this amount from paid-in capital to net unrealized appreciation on investments in the components of net assets on the Statement of Assets and Liabilities.  Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

FIRST WESTERN FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the period ended February 28, 2013, cost of purchases and proceeds from sales of investment securities other than short-term investments and U.S. government securities were as follows:

Purchases of investment securities	$64,273,992
Proceeds from sales and maturities of investment securities	$60,878,316

4.  Transactions with Related Parties

The President of the Trust is also the Chairman and Chief Executive Officer of the Adviser.  Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Fund, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets.

The Adviser has contractually agreed until January 1, 2016 to reduce its investment advisory fees and to pay the Fund’s operating expenses to the extent necessary to limit the Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to 0.60% of the Fund’s average daily net assets.  During the period ended February 28, 2013, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses of the Fund totaling $25,763.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed the expense limitation of 0.60% per annum.  As of February 28, 2013, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $124,503.

FIRST WESTERN FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser may recover these amounts no later than the dates stated below:

August 21, 2015	$30,809
February 28, 2016	93,694
$124,503

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services for the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees.  For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.10% per annum of the Fund’s average daily net assets up to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,500 per month. The monthly minimum is discounted to $2,000 during the first year of the Fund’s operations and is discounted to $2,250 during the second year of the Fund’s operations.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million.  The base fee is discounted to $2,000 per month during the first year of the Fund’s operations and is discounted to $2,250 per month during the second year of the Fund’s operations. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives from the Fund $20 annually for each direct account and $15 annually for certain accounts established through financial intermediaries, subject to a monthly minimum fee.  The minimum monthly fee is $1,500 if the Fund has 100 or more shareholder accounts; $1,250 if the Fund has between 25 and 100 shareholder accounts; and $1,000 if the Fund has less than 25 shareholder accounts.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for the Fund.  UFD is a wholly-owned subsidiary of Ultimus.  UFD is compensated by the Adviser (not the Fund) for its services to the Trust.

FIRST WESTERN FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

6.  Risks Associated with Mortgage-Backed Securities

The Fund invests in mortgage-backed securities which are subject to greater prepayment risk, especially when interest rates decline.  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.  This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate.  Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments.  Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.  The Fund’s investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise.  As of February 28, 2013, the Fund has 39.7% of the value of its net assets invested in mortgage-backed securities.

7.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

FIRST WESTERN FIXED INCOME FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (November 1, 2012) and held until the end of the period (February 28, 2013).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 1,006.60	$1.98

*
Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the period, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception).

FIRST WESTERN FIXED INCOME FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,021.76	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2013 will be available without charge upon request no later than August 31, 2013 by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-800-292-6775.  Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FIRST WESTERN FIXED INCOME FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees, including all of the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with the Adviser.  Approval took place at an in-person meeting held on August 16, 2012, at which all Trustees were present, including all of the Independent Trustees.

In the course of their consideration of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the Investment Advisory Agreement.  The Independent Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of independent legal counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect to the Investment Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, Extent and Quality of Advisory Services

The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by the Adviser, including the Advisor’s role in coordinating the activities of the Fund’s other service providers.  The most recent investment adviser registration form (“Form ADV”) for the Adviser was reviewed by the Trustees.  The Trustees specifically reviewed the qualifications, background and responsibilities of the key personnel at the Adviser, including the background and responsibilities of the portfolio manager.  The Trustees also considered the Adviser’s support resources available to the portfolio manager for investment research.  The Board also took into account the Adviser’s compliance policies and procedures.  The Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Expenses and Performance

The Trustees considered information regarding the Fund’s projected expense ratio and its various components, including contractual advisory fees and fee reductions and/or expense reimbursements.  They also considered comparisons of the Fund’s projected fees and expenses to the expense information for the Fund’s peer group, as presented by management.  The Fund’s overall expense ratio, after contractual fee reductions, was compared to funds classified as long and intermediate term bond funds by Morningstar.  The Trustees noted that the Fund’s overall annual expense ratio of 0.60% (after fee reductions and expense reimbursements) is lower than the average annual expense ratio for long and intermediate term bond funds (0.94%).  The Trustees also observed that, under the expense limitation agreement, the Adviser is capping the Fund’s expenses at a competitive expense ratio during the infancy stages (first three years) of the Fund.  The Trustees concluded that the projected expense ratio (after fee reductions and expense reimbursements) for the Fund was reasonable in relation to the average annual expense ratios for the peer group presented.  The Trustees noted that because the Fund has not yet commenced operations, the Fund does not have a performance record to consider.  The Trustees considered the performance record of a private account that the Adviser manages using the fixed income strategy that the Adviser proposed to use in managing the Fund, noting that the private account has performed in line with the performance of the Barclays Capital Aggregate Bond Index for the

FIRST WESTERN FIXED INCOME FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

one-, three- and five-year periods ended June 30, 2012.  The Trustees considered the differences between a publicly available mutual fund, such as the Fund, and a non-registered investment company with respect to regulation and ongoing operational expenses, noting that these differences typically make a publicly available mutual fund more expensive to operate.  The Trustees that, despite the limitations with such comparisons, the selection of the Adviser to manage the Fund was appropriate given the performance record of the private account managed by the Adviser using the investment strategy the Adviser proposed to use in managing the Fund.

Investment Advisory Fee Rate

The Trustees reviewed and considered the Fund’s proposed investment advisory fee (0.50%) and compared such fee to the average advisory fee for those funds classified by Morningstar as long and intermediate term bond funds (0.43%).  The Trustees concluded that the Fund’s proposed advisory fee was reasonable in relation to the average advisory fee rates for the peer group presented.

Profitability

The Trustees discussed the projected profits of the Adviser and the other ancillary benefits that the Adviser may receive with regard to providing advisory services to the Fund.  The Trustees took into consideration that the Adviser had contractually agreed to limit the Fund’s expense ratio through January 1, 2016 and that the Adviser was likely to waive or reimburse a substantial portion of the Fund’s fees and expenses under this arrangement.  Accordingly, the Trustees concluded that, in light of the fact that the Fund is new, with limited assets, and could likely be in reimbursement for the first few years of operations, profitability was of limited importance at this time.

Economies of Scale

The Trustees discussed economies of scale, noting that the Fund would have to gather more assets before it would realize any economies of scale.  Noting that the proposed advisory fee did not contain breakpoints, the Trustees determined that adding breakpoints to the advisory fee schedule was not appropriate at this time.  The Trustees observed that as the Fund grows in assets, this factor will become more relevant to their consideration process.

Conclusion

After consideration of these and other factors, the Trustees, including all of the Independent Trustees, concluded that approval of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Western Funds Trust

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	April 22, 2013

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	April 22, 2013

* Print the name and title of each signing officer under his or her signature.